LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
LEASE LIABILITIES	LEASE LIABILITIES

	Lease liabilities
	Current	Non Current	Total

Year ended December 31, 2025
Values at the beginning of the year	46,458	163,666	210,124
Translation differences	2,078	5,833	7,911
Net proceeds	10,703	7,586	18,289
Indexation	3,032	4,122	7,154
Repayments	(64,544)	—	(64,544)
Interest accrued	16,914	—	16,914
Interest paid	(9,314)	—	(9,314)
Reclassifications	43,176	(43,176)	—

As of December 31, 2025	48,503	138,031	186,534

Year ended December 31, 2024
Values at the beginning of the year	52,174	188,913	241,087
Translation differences	(1,764)	(9,639)	(11,403)
Net proceeds	5,006	8,034	13,040
Indexation	3,778	17,287	21,065
Repayments	(61,194)	—	(61,194)
Interest accrued	16,967	—	16,967
Interest paid	(9,438)	—	(9,438)
Reclassifications	40,929	(40,929)	—

As of December 31, 2024	46,458	163,666	210,124

	As of December 31, 2025	As of December 31, 2024

Commitments in relation to finance leases are payable as follows:
Within one year	57,632	59,433
Later than one year but not later than five years	115,938	146,282
Later than five years	89,948	87,878
Minimum lease payments	263,518	293,593
Future finance charges	(76,984)	(83,469)
Total Financial lease liabilities	186,534	210,124

The present value of finance lease liabilities is as follows:
Within one year	48,503	46,458
Later than one year but not later than five years	95,262	117,195
Later than five years	42,769	46,471

Total minimum lease payments	186,534	210,124